Income Taxes	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income Taxes
18. Income Tax Expense
Teekay and a majority of its subsidiaries are not subject to income tax in the jurisdictions in which they are organized because they do not conduct business or operate in those jurisdictions. However, among others, the Company’s Australian, Canadian, U.S. and U.K. subsidiaries are subject to income taxes.

The significant components of the Company’s deferred tax assets and liabilities from continuing operations are as follows:

	December 31, 2024 $	December 31, 2023 $
Deferred tax assets:
Vessels and equipment	437	437
Tax losses carried forward and disallowed finance costs (1) (2)	36,219	115,564
Other	6,150	7,166
Total deferred tax assets	42,806	123,167
Deferred tax liabilities:
Vessels and equipment	83	32
Provisions	—	87
Other	47	76
Total deferred tax liabilities	130	195
Net deferred tax assets	42,676	122,972
Valuation allowance	(38,572)	(120,810)
Net deferred tax assets	4,104	2,162
(1)Substantially all of the Company's estimated net operating loss carryforwards of $156.2 million as at December 31, 2024, relate to its Bermudian and Norwegian subsidiaries. The Company had estimated disallowed finance costs in Norway of approximately $11.6 million at December 31, 2024, which are available 10 years from the year the costs are incurred for offset against future taxable income in Norway.
(2)In December 2023, Bermuda enacted income tax legislation which is effective as of January 1, 2025. The Bermudian corporate income tax rate is 15%, which rate was used to determine the deferred tax asset related to Bermuda at December 31, 2024.

Deferred tax balances are presented in other non-current assets in the accompanying consolidated balance sheets.
The components of the provision for income tax expense are as follows:

	Year Ended December 31, 2024 $	Year Ended December 31, 2023 $	Year Ended December 31, 2022 $
Current	(2,469)	(13,386)	(532)
Deferred	2,064	1,224	(885)
Income tax expense	(405)	(12,162)	(1,417)

The Company operates in countries that have differing tax laws and rates. Consequently, a consolidated weighted average tax rate will vary from year-to-year according to the source of earnings or losses by country and the change in applicable tax rates. Reconciliations of the tax charge related to the relevant year at the applicable statutory income tax rates and the actual tax charge related to the relevant year are as follows:

	Year Ended December 31, 2024 $	Year Ended December 31, 2023 $	Year Ended December 31, 2022 $
Net income before taxes	402,024	529,585	211,053
Net income not subject to taxes	377,892	508,201	204,462
Net income subject to taxes	24,132	21,384	6,591
At applicable statutory tax rates	5,876	4,411	2,234
Permanent and currency differences, adjustments to valuation allowances and uncertain tax positions	(4,879)	7,422	(702)
Other	(592)	329	(115)
Tax expense related to the year	405	12,162	1,417

The following table reflects changes in uncertain tax positions relating to freight tax liabilities, which are recorded in other long-term liabilities and accrued liabilities on the Company’s consolidated balance sheets:

	Year Ended December 31, 2024 $	Year Ended December 31, 2023 $	Year Ended December 31, 2022 $
Balance as at January 1	47,813	42,477	46,956
Increases for positions related to the current year	2,482	9,708	5,820
Increases for positions related to prior years	6,805	7,394	2,983
Decreases for positions related to prior years	(3,303)	(4,798)	(964)
Decreases related to statute of limitations	(9,153)	(5,430)	(8,972)
Foreign exchange gain	(3,240)	(1,538)	(3,346)
Balance as at December 31	41,404	47,813	42,477

Included in the Company's current income tax expense are provisions for uncertain tax positions relating to freight taxes. Freight taxes recognized for positions related to the current year will vary between years based upon changes in the trading patterns of the Company's vessels.

As at December 31, 2024, 2023 and 2022, total interest and penalties recognized were $23.7 million, $24.1 million and $22.3 million, respectively. Interest and penalties related to freight taxes during the years ended December 31, 2024, 2023 and 2022 are included in the table, and were approximately $7.6 million, $6.2 million and $3.8 million, respectively.

The Company reviews its freight tax obligations on a regular basis and may update its assessment of its tax positions based on available information at that time. Such information may include legal advice as to applicability of freight taxes in relevant jurisdictions. Freight tax regulations are subject to change and interpretation; therefore, the amounts recorded by the Company may change accordingly.